CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Unamortized debt discount on convertible notes payable (in Dollars)	$ 209,137	$ 123,525	$ 57,778
Unamortized debt discount long-term debt	209,137	43,326
Unamortized debt discount on convertible notes payable related party	$ 229,781	$ 262,094
Stockholders' deficit:
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock shares issued
Preferred stock shares outstanding
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	500,000,000	500,000,000	500,000,000
Common stock shares issued	290,758,136	279,865,011	210,850,519
Common stock shares outstanding	290,758,136	279,865,011	210,850,519